Selected Statements of Income Data	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Selected Statements of Income Data

NOTE 16: — SELECTED STATEMENTS OF INCOME DATA

	Year ended March 31,
	2020	2019	2018
Sales, net	$644,769	$669,893	$661,913

Selling, marketing, general and administrative expenses:
Selling and marketing	$31,754	$39,495	$33,724
Advertising	4,902	6,527	9,913
General and administrative *	56,757	43,949	44,559
Settlements and loss contingencies	—	(3,678)	1,884
	$93,413	$86,293	$90,080
* Including provision for doubtful accounts	$2,382	$144	$(124)

Financial (income) expenses:
Interest and exchange differences on long-term liabilities	$725	$256	$304
Income in respect of deposits	(11,714)	(14,107)	(13,367)
Interest from marketable securities	(22,655)	(19,691)	(6,871)
Foreign currency transaction gains	(14,838)	(25,309)	32,465
	$(48,482)	$(58,851)	$12,531